Contract balances (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Balance as of April 1, 2022	₨ 51,283	₨ 7,516
Add: Revenue recognized during the year	51,111	49,955
Less: Invoiced during the period	(51,312)	(7,516)
Add: Translation gain or (loss)	1,499	1,328
Balance as at March 31, 2023	₨ 52,581	₨ 51,283